Note 34 - Related Party Transactions - Interest from Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total for all related parties [member]
Statement Line Items [Line Items]
Interest expense	$ 0	$ 113,549	$ 253,469